Other receivables, prepayments and deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other receivables, prepayments and deposits
Utility deposits	$ 15	$ 12
Other receivables	63	77
Other prepayments	241	116
Other receivables, prepayments and deposits, net	319	205
Allowance for other receivables and prepayments, net of provision for credit losses	$ 8	$ 3	$ 5